Brown Advisory Global Leaders Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Brazil - 2.5%
B3 SA - Brasil Bolsa Balcao	24,455,440	$52,241,203

China - 2.6%
AIA Group Ltd.	7,300,530	55,264,088

Denmark - 1.7%
Coloplast AS - Class B	347,710	36,469,101

France - 3.0%
Safran SA	241,749	63,648,699

Germany - 7.6%
CTS Eventim AG & Co. KGaA	402,088	40,338,519
Deutsche Boerse AG	407,350	120,192,948
		160,531,467
India – 3.1%
HDFC Bank Ltd.	3,016,655	64,303,664

Indonesia – 1.9%
Bank Rakyat Indonesia Persero Tbk PT	166,906,462	40,346,633

Netherlands – 4.2%
ASML Holding NV	63,395	42,007,429
Wolters Kluwer NV	299,224	46,588,208
		88,595,637
Sweden - 2.0%
Atlas Copco AB - Class B	3,010,090	42,328,250

Switzerland - 3.1%
Roche Holding AG	194,897	64,145,989

Taiwan - 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	373,263	61,961,658

United Kingdom - 11.0%
London Stock Exchange Group PLC	689,490	102,408,543
Rentokil Initial PLC	8,700,466	39,484,150
Unilever PLC	1,494,308	89,161,405
		231,054,098
United States - 52.5%
Communication Services - 4.4%
Alphabet, Inc. - Class C	586,358	91,606,710
		$–
Consumer Discretionary - 5.0%
AutoZone, Inc. (a)	15,609	59,513,683
Booking Holdings, Inc.	9,826	45,267,498
		104,781,181
Financials - 12.5%
Charles Schwab Corp.	680,299	53,253,806
Mastercard, Inc. - Class A	159,501	87,425,688
Moody's Corp.	88,755	41,332,316
Visa, Inc. - Class A	227,841	79,849,157
		261,860,967
Health Care - 7.0%
Edwards Lifesciences Corp. (a)	727,649	52,739,999
Illumina, Inc. (a)	364,637	28,930,300
Zoetis, Inc. - Class A	400,974	66,020,369
		147,690,668
Industrials - 7.3%
Allegion PLC	333,193	43,468,359
Ferguson Enterprises, Inc.	241,622	38,715,093
General Electric Co.	352,109	70,474,616
		152,658,068
Information Technology - 14.6%
Autodesk, Inc. (a)	183,980	48,165,964
Intuit, Inc.	113,126	69,458,233
Marvell Technology, Inc.	586,405	36,104,956
Microsoft Corp.	409,844	153,851,339
		307,580,492
Materials - 1.7%
Sherwin-Williams Co.	100,522	35,101,277
Total United States		1,101,279,363
TOTAL COMMON STOCKS (Cost $1,414,440,755)		2,062,169,850

SHORT-TERM INVESTMENTS - 1.7%	Shares	Value
Money Market Funds - 1.7%
First American Government Obligations Fund - Class Z, 4.23% (b)	35,608,319	35,608,319
TOTAL SHORT-TERM INVESTMENTS (Cost $35,608,319)		35,608,319

TOTAL INVESTMENTS - 99.9% (Cost $1,450,049,074)		2,097,778,169
Other Assets in Excess of Liabilities - 0.1%		2,077,283
TOTAL NET ASSETS - 100.0%		$2,099,855,452
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Global Leaders Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,257,489,653	$804,680,197	$–	$2,062,169,850
Money Market Funds	35,608,319	–	–	35,608,319
Total Investments	$1,293,097,972	$804,680,197	$–	$2,097,778,169

Refer to the Schedule of Investments for further disaggregation of investment categories.